BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Laboratory and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation term	2 years
Laboratory and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation term	5 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation term	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation term	3 years